Options (Details Narrative) - USD ($)					6 Months Ended
	Jul. 30, 2019	May 28, 2018	Nov. 10, 2017	May 28, 2017	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Oct. 31, 2019
Stock options exercise purchase price					$ 1.50	$ 1.50	$ 1.50
Options vested					453,339
Options exercised
Stock options non vested shares					46,661
Share-based compensation for services					$ 71,079		$ 323,386
Outstanding vested stock options, weighted average remaining term					4 months 6 days	1 year 2 months 19 days
Unvested stock options, weighted average remaining term					1 year 29 days
TJ Capital Management, L.P [Member]
Stock options grants to purchase			160,000
Stock options exercise purchase price			$ 1.50
TJ Capital Management, L.P [Member] | Corporate and Executive Service Agreement [Member]
Stock options grants to purchase	160,000
Stock options exercise purchase price	$ 1.50
Options vested	6,667				73,337
Aggregated fair value of options granted	$ 284,300
Share price	$ 2.90
Risk free interest rate	1.85%
Expected term	2 years
Exercise price	$ 1.50
Expected volatility rate	77.00%
Expected dividend payments
Options exercised
TJ Capital Management, L.P [Member] | IPO [Member]
Options vested			60,000
Vest Period			7 months
TJ Capital Management, L.P [Member] | IPO [Member]
Options vested			50,000
Vest Period			10 months
TJ Capital Management, L.P [Member] | IPO [Member]
Options vested			50,000
Vest Period			15 months
Dr. Yunhao Chen [Member]
Options vested					120,000
Aggregated fair value of options granted				$ 440,840
Fair value assumptions, method used				Black-Scholes pricing model
Share price				$ 5.0
Risk free interest rate				1.84%
Expected term				2 years
Exercise price				$ 1.50
Expected volatility rate				69.50%
Expected dividend payments
Options exercised
Dr. Yunhao Chen [Member] | Employment Agreement [Member] | Common Class A [Member]
Stock options grants to purchase				120,000
Stock options exercise purchase price				$ 1.50
Dr. Yunhao Chen [Member] | IPO [Member] | Employment Agreement [Member]
Options vested				5,000
Mr, Silong Chen [Member]
Options vested					220,000
Aggregated fair value of options granted		$ 1,385,500
Fair value assumptions, method used		Black-Scholes pricing model
Share price		$ 5.0
Risk free interest rate		1.94%
Expected term		3 years
Exercise price		$ 1.50
Expected volatility rate		74.70%
Expected dividend payments
Options exercised
Stock options non vested shares								140,000
Mr, Silong Chen [Member] | Employment Agreement [Member] | Common Class A [Member]
Stock options grants to purchase				360,000
Stock options exercise purchase price				$ 1.50
Mr, Silong Chen [Member] | IPO [Member] | Employment Agreement [Member]
Options vested				10,000